Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Receivables due from related parties	$ 0	$ 0
Receivable due from management or employees	$ 0	$ 0